Assets and liabilities measured at fair value on a recurring basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets
Mortgage servicing rights	$ 161,099		$ 154,430		$ 151,323
Derivatives	34,710		41,925
Fair Value, Inputs, Level 1 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	412	[1]	3,827	[1]
Mortgage servicing rights	0		0
Derivatives	0		0
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Fair Value, Inputs, Level 2 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	5,287,865	[1]	5,073,304	[1]
Mortgage servicing rights	0		0
Derivatives	34,793		41,935
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	32,378		42,585
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Fair Value, Inputs, Level 3 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	6,523	[1]	7,070	[1]
Mortgage servicing rights	161,099		154,430
Derivatives	0		0
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Acquisition, Contingent Consideration, at Fair Value	128,299		112,002
Fair Value, Measurements, Recurring [Member]
Assets
Available For Sale Securities Fair Value Disclosure	5,294,800		5,084,201
Trading Account Assets Fair Value Disclosure	339,660		314,515
Mortgage servicing rights	161,099		154,430
Derivatives	34,793		41,935
Total	5,830,352		5,595,081
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	(32,378)		(42,585)
Business Acquisition, Contingent Consideration, at Fair Value	(128,299)		(112,002)
Total	(160,677)		(154,587)
Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	28,482		37,238
Fair Value, Measurements, Recurring [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	1,629,205		1,096,318
Fair Value, Measurements, Recurring [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	66,377		54,981
Trading Account Assets Fair Value Disclosure	7,586		24,801
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	2,418,296		2,367,065
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	513		2,473
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	1,135,641		1,483,147
Trading Account Assets Fair Value Disclosure	312,751		262,863
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	4,116		7,406
Fair Value, Measurements, Recurring [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	12,170		35,573
Trading Account Assets Fair Value Disclosure	17,474		23,734
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	1,849		3,117
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	412		3,827
Trading Account Assets Fair Value Disclosure	0		0
Mortgage servicing rights	0		0
Derivatives	0		0
Total	412		3,827
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Total	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	412		3,827
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	5,287,865		5,073,304
Trading Account Assets Fair Value Disclosure	326,509		297,959
Mortgage servicing rights	0		0
Derivatives	34,793		41,935
Total	5,649,167		5,413,198
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	(32,378)		(42,585)
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Total	(32,378)		(42,585)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	28,482		37,238
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	1,629,205		1,096,318
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	66,377		54,981
Trading Account Assets Fair Value Disclosure	7,586		24,801
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	2,418,296		2,367,065
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	513		2,473
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	1,129,118		1,476,077
Trading Account Assets Fair Value Disclosure	302,952		251,046
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	3,704		3,579
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	12,170		35,573
Trading Account Assets Fair Value Disclosure	15,545		21,494
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	426		618
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	6,523		7,070
Trading Account Assets Fair Value Disclosure	13,151		16,556
Mortgage servicing rights	161,099		154,430
Derivatives	0		0
Total	180,773		178,056
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Acquisition, Contingent Consideration, at Fair Value	(128,299)		(112,002)
Total	(128,299)		(112,002)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	6,523		7,070
Trading Account Assets Fair Value Disclosure	9,799		11,817
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	1,929		2,240
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	$ 1,423		$ 2,499

[1]	Refer to Note 32 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.